Inventories (Components of Inventories) (Details) (USD $) In Millions	Jul. 02, 2011	Dec. 25, 2010
Inventory, Net [Abstract]
Finished goods	$ 209.2	$ 184.7
Work in process	27.3	20.0
Raw materials and supplies	89.4	74.4
Total inventories	$ 325.9	$ 279.1